Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	May 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
SGI U.S. Large Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The RBB Fund, Inc.

Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”)

Class I Shares (SILVX)

Class A Shares (LVOLX)

Class C Shares (SGICX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved changing the Fund’s name to the SGI U.S. Large Cap Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments U.S. Low Volatility Equity Fund” are hereby deleted and replaced with “SGI U.S. Large Cap Equity Fund.”

Please retain this supplement for future reference.

SGI U.S. Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The RBB Fund, Inc.

Summit Global Investments Small Cap Low Volatility Fund (the “Fund”)

Class I Shares (SCLVX)

Class A Shares (LVSMX)

Class C Shares (SMLVX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

1.	Change in the Name of the Fund

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved changing the Fund’s name to the SGI U.S. Small Cap Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments Small Cap Low Volatility Fund” are hereby deleted and replaced with “SGI U.S. Small Cap Equity Fund.”

2.	Addition of Disclosure Relating to the Fund’s Investments in Real Estate Investment Trusts

The final sentence of the first paragraph in the section entitled “SUMMARY SECTION – Small Cap Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund may also invest in other registered investment companies, including exchange-traded funds (“ETFs”), and may invest in real estate investment trusts (“REITs”).

The following heading and accompanying paragraph are hereby added in the section entitled “SUMMARY SECTION – Principal Risks” in the Fund’s Prospectus:

▪ REITs Risk. The Fund’s investments in REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than the securities of larger companies. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Please retain this supplement for future reference.

SGI Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The RBB Fund, Inc.

Summit Global Investments Global Low Volatility Fund (the “Fund”)

Class I Shares (SGLIX)

Class A Shares (SGLAX)

Class C Shares (SGLOX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved certain changes relating to the Fund, as indicated below.

1.	Change in the Name of the Fund

The name of the Fund will be changed to the SGI Global Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments Global Low Volatility Fund” are hereby deleted and replaced with “SGI Global Equity Fund.”

2.	Addition of Non-Fundamental Fund Policy Relating to Equity Investments

The following sentence is hereby added as the first sentence of the first paragraph of the section entitled “Summary Section – Global Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus:

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities.

The first sentence of the second paragraph of the section entitled “Summary Section – Global Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund's investments in equity securities include, without limitation, common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock.

Please retain this supplement for future reference.